Recently adopted accounting pronouncements	6 Months Ended
Jun. 30, 2026
Changes in accounting policy [Abstract]
Recently adopted accounting pronouncements	Recently adopted accounting pronouncements
The following are those accounting pronouncements which are relevant to the Group and which have been newly applied in the first six months of 2026.
IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures”
In May 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments
(Amendments to IFRS 9 and IFRS 7)” to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 “Financial Instruments”. The amendments are effective for annual periods beginning on or after January 1, 2026.
On classification and measurement, there were amendments to the solely payments of principal and interest (SPPI) test.
The amendments provide more guidance on the scope of contractually linked financial assets and the SPPI assessment for debt instrument assets with contingent cash flow features, for example loans with Environmental, Social and
Governance (ESG) linked coupons. The amendments resulted in an adjustment to equity as of January 1, 2026, and did not have a material impact on the Group’s interim consolidated financial statements. The amendments also include additional disclosure requirements on financial instruments with contingent cash flow features which will initially be required in the Group’s 2026 annual financial statements.
On financial liability derecognition via electronic payment systems, the amendments clarify that a financial liability is derecognized on the settlement date (which is when the related obligation is discharged or cancelled or expires, or the liability otherwise qualifies for derecognition) and provides for an election for a financial liability (or part of it) to be derecognized before the settlement date if specified criteria are met. The initial application of the amendment has had no impact on the Group’s interim consolidated financial statements, and the election to derecognize the financial liability before the settlement date has not been applied as of the reporting date.
Annual Improvements to IFRS
In July 2024, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvements project. These comprise changes in terminology as well as editorial amendments related to IFRS 1 “First-
time Adoption of International Financial Reporting Standards”, IFRS 7 “Financial Instruments: Disclosures” and its
accompanying Guidance on implementing IFRS 7, IFRS 9 “Financial Instruments”, IFRS 10 “Consolidated Financial
Statements” and IAS 7 “Statement of Cash-Flows”. The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The amendments did not have a material impact on the Group’s interim consolidated financial statements.
Contracts Referencing Nature-Dependent Electricity - Amendments to IFRS 9 and IFRS 7
In December 2024, the IASB issued “Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and
IFRS 7)” to address matters identified for contracts referencing to nature-dependent electricity. The own-use requirements in IFRS 9 are to be amended to include the factors an entity is required to consider for which the source of production of the electricity is nature-dependent. The hedge accounting requirements in IFRS 9 are to be amended to permit an entity using a contract for nature-dependent renewable electricity with a variable volume of forecast electricity transactions as the hedged item as well as for measuring hedge effectiveness. The IASB further amends IFRS 7 and IFRS 19 to introduce disclosure requirements about contracts for nature-dependent electricity with specified characteristics.
The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted.
The amendments did not have a material impact on the Group’s interim consolidated financial statements.
New accounting pronouncements
The following accounting pronouncements were not effective as of June 30, 2026, and therefore have not been applied in the first six months of 2026.
IFRS 18 “Presentation and Disclosure in Financial Statements”
In April 2024, the IASB issued the new standard IFRS 18 “Presentation and Disclosures in Financial Statements” that replaces IAS 1 “Presentation of Financial Statements”. IFRS 18 contains new guidance on how to structure the Income
Statement as well as new disclosure requirements for Management-defined Performance Measures (MPMs). The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The Group does not expect a material impact of IFRS 18 on the presentation of its consolidated financial statements.
IFRS 19 “Subsidiaries without Public Accountability: Disclosures”
In May 2024, the IASB issued the new standard IFRS 19 “Subsidiaries without Public Accountability: Disclosures”. The new standard permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. In August 2025, the IASB issued amendments to the not yet effective standard which cover new or amended IFRS Accounting Standards issued between February 28, 2021 and May 1, 2024, that were not considered when IFRS 19 was first issued.
The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted.
The Group does not expect a material impact of IFRS 19 on the disclosure requirements of its subsidiaries. The new standard has yet to be endorsed by the EU.
IAS 21 “The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary
Presentation Currency”
In November 2025, the IASB issued amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” to clarify the accounting applied by a parent, whose functional currency is the currency of a hyperinflationary economy, when it consolidates a subsidiary, whose functional currency is the currency of a non-hyperinflationary economy. The IASB decided that when an entity translates amounts from a functional currency that is the currency of a non-
hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy, the entity translates those amounts, including comparative amounts, using the closing rate at the date of the most recent statement of financial position. An entity shall also disclose that it has applied this translation method in its financial statements, or in the results and financial position of its foreign operations.
The amendments will be effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements. The new standard has yet to be endorsed by the EU.
IAS 28 "Investments in Associates and Joint Ventures"
In June 2026, the IASB issued amendments to IAS 28 "Investments in Associates and Joint Ventures". The amendments clarify the meaning of "similar entities" that are eligible to elect the fair value option for their investment in associates or joint ventures. A similar entity includes an entity with a main business activity of investing in particular types of assets, as assessed under IFRS 18. The election can be made separately for each associate or joint venture upon initial recognition.
The amendment is effective for annual periods beginning on or after January 1, 2027 when an entity first applies IFRS 18, with early adoption permitted. The Group does not expect the amendments to have a material impact on its consolidated financial statements. The new standard has yet to be endorsed by the EU
IFRS 20 "Regulatory Assets and Regulatory Liabilities"
In May 2026, the IASB issued the new standard IFRS 20 "Regulatory Assets and Regulatory Liabilities". The new standard requires an entity that is subject to a regulatory agreement to provide information about its regulatory assets, regulatory liabilities, regulatory income and regulatory expense.
The new standard is effective for annual periods beginning on or after January 1, 2029, with early adoption permitted.
The Group does not expect an impact on its consolidated financial statements. The new standard has yet to be endorsed by the EU.